IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Credit Risk [line items]
Past due loans	$ 2,257	$ 2,095
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,239	1,216
Personal [member]
Credit Risk [line items]
Past due loans	251	261
Credit card [member]
Credit Risk [line items]
Past due loans	440	392
Business and government [member]
Credit Risk [line items]
Past due loans	327	$ 226
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	2,076
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,239
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	251
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	259
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	327
Later than three months [member]
Credit Risk [line items]
Past due loans	181
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 181